Research and Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expenses, Net [Abstract]
Schedule of Research and Development Expenses, Net

Composition:

	For the year ended December 31,
	2025	2024	2023

Salaries and related expenses	-	-	4,926
Share-based compensation	-	-	(144)
Materials	-	-	1,530
Subcontractors and consultants	-	-	800
Depreciation	-	-	121
Cost for registration of patents	-	-	78
Others	-	-	983
	-	-	8,294
Less participation of the IIA	-	-	17
Total research and development expenses, net	-	-	8,311